CASH AND CASH EQUIVALENTS AND RESTRICTED BANK DEPOSITS (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED DEPOSITS

The following table provides a reconciliation of cash and cash equivalents and restricted bank deposits reported on the balance sheets that sum to the same total amount as shown in the statements of cash flow:

	June 30,	December 31,
	2026	2025
	U.S. dollars in thousands

Cash and cash equivalents	23,271	27,028
Restricted bank deposits (1)	278	260
Total cash and cash equivalents and restricted bank deposits shown in the statement of cash flows	23,549	27,288

(1)	As of June 30, 2026, and December 31, 2025, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.